Investments in equity investees- summarized financial information of equity method investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating data:
Revenue	¥ 284,706	¥ 125,701	¥ 20,808
Cost of revenue	(242,068)	(109,790)	(17,505)
Loss from operations	(7,072)	(9,071)	(5,429)
Net (loss) income	195	(6,743)	¥ (1,504)
Balance sheet data:
Current assets	200,742	137,900
Non-current assets	184,310	122,844
Current liabilities	162,340	93,354
Non-current liabilities	26,107	12,375
Noncontrolling interests and mezzanine equity	¥ 16,586	¥ 7,443